Earnings Per Share - Summary of Number of Shares Attributable to Equity Holders (Parenthetical) (Detail) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Weighted average ordinary shares and adjusted weighted average ordinary shares [abstract]
Potential Ordinary shares	3,291,875	411,902	510,721